UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON D.C. 20549
                             FORM 13F
                     FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 06/30/2005
Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                             Cambridge Financial Group, Inc.
Address:                          4100 Horizons Drive
                                  Suite 200
                                  Columbus, OH  43220
13F File Number:

The institutional investment manager filing this report
and the person by whom it is signed hereby represent that
the person signing the report is authorized to submit it,
that all information contained herein is true, correct
and complete, and that it is understood that all required
items, statements, schedules, lists, and tables, are
considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name:                 Gregory J. Bauer
Title:                Managing Director
Phone:                614-457-1530
Signature,            Place,                and Date of Signing:
                      Columbus, Ohio        08/15/2006
Report Type (Check only one.):
                               [ X]        13F HOLDINGS REPORT.
                               [  ]        13F NOTICE.
                               [  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           None
Form 13F Information Table Entry Total:      30
Form 13F Information Table Value Total:      800222
List of Other Included Managers:
No.  13F File Number

Information Table:

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
______________________________ ________________ _________ ________ ________ ___ ____ _______ ____________ ________ ________ ________
APPLE                           COM             037833100    24745   432220 SH       SOLE                   432220
AUTODESK INC                    COM             052769106    23562   683976 SH       SOLE                   683976
AETNA INC NEW                   COM             00817Y108    23854   597413 SH       SOLE                   597413
ALLEGHENY TECHNOLOGIES INC      COM             01741R102    28437   410715 SH       SOLE                   410715
BOEING CO                       COM             097023105    27755   338852 SH       SOLE                   338852
BAKER HUGHES INC                COM             057224107    36389   444586 SH       SOLE                   444586
CATERPILLAR INC DEL             COM             149123101    28015   376142 SH       SOLE                   376142
CIGNA CORP                      COM             125509109    19413   197069 SH       SOLE                   197069
COACH INC                       COM             189754104    23891   799051 SH       SOLE                   799051
FEDEX CORP                      COM             31428X106    25168   215372 SH       SOLE                   215372
GOLDMAN SACHS GROUP INC         COM             38141G104    24052   159894 SH       SOLE                   159894
HALIBURTON CO                   COM             406216101    26499   357091 SH       SOLE                   357091
HEWLETT PACKARD CO              COM             428236103    26187   826628 SH       SOLE                   826628
HUMANA INC                      COM             444859102    31178   580600 SH       SOLE                   580600
INTERNATIONAL BUSINESS MACHS    COM             459200101    23986   312244 SH       SOLE                   312244
JOHNSON CTLS INC                COM             478366107    28905   351560 SH       SOLE                   351560
NORDSTROM INC                   COM             655664100    24183   662554 SH       SOLE                   662554
MEDCO HEALTH SOLUTIONS INC      COM             58405U102    28504   497641 SH       SOLE                   497641
MONSANTO CO NEW                 COM             61166W101    31996   380056 SH       SOLE                   380056
NORFOLK SOUTHERN CORP           COM             655844108    27992   525973 SH       SOLE                   525973
NVIDIA CORP                     COM             67066G104    21063   989352 SH       SOLE                   989352
PPG INDS INC                    COM             693506107    27558   417560 SH       SOLE                   417560
ROHM & HAAS CO                  COM             775371107    26369   526135 SH       SOLE                   526135
ROCKWELL AUTOMATION INC         COM             773903109    28233   392077 SH       SOLE                   392077
DONNELLEY R R & SONS CO         COM             257867101    24987   782078 SH       SOLE                   782078
SHERWIN WILLIAMS CO             COM             824348106    25012   526796 SH       SOLE                   526796
SYSCO CORP                      COM             871829107    25013   818519 SH       SOLE                   818519
TEXAS INSTRS INC                COM             882508104    23299   769213 SH       SOLE                   769213
V F CORP                        COM             918204108    30281   445845 SH       SOLE                   445845
VALERO ENERGY CORP NEW          COM             91913Y100    33696   506563 SH       SOLE                   506563